Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (867,876)		¥ (733,292)
Exchange difference	0		(86)
Total	180,664	$ 28,350	265,765
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	758,097		718,508
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	175,852		171,663
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,422		3,807
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 110,169		¥ 105,165